8. Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related-party Transactions Tables
Related-Party Transactions
	December 31	December 31
	2014	2013

Loans due to stockholders (current and former officers and directors)
Due within one year	$600	$3,500
Long-term	2,598	-
	$3,198	$3,500